Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other reserves [line items]
RELX PLC shareholders	£ 1,224	£ 1,505	£ 1,422
Dividends paid	(886)	(851)	(804)
Actuarial losses on defined benefit pension schemes	(155)	(137)	(91)
Fair value movements on cash flow hedges	(6)	16	(59)
Transfer to net profit from cash flow hedge reserve	22	35	17
Tax recognised in other comprehensive income	35	15	24
Increase in share based remuneration reserve (net of tax)	27	33	35
Issue of ordinary shares, net of expenses	(16)	(29)	(21)
Put option		103
Hedge reserve [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	7
Fair value movements on cash flow hedges	(6)
Transfer to net profit from cash flow hedge reserve	22
Tax recognised in other comprehensive income	(4)
Other reserves, at end of year	19	7
Other Reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	972
RELX PLC shareholders	1,224
Dividends paid	(880)
Actuarial losses on defined benefit pension schemes	(155)
Tax recognised in other comprehensive income	39
Increase in share based remuneration reserve (net of tax)	27
Settlement of share awards	(34)
Disposal of non-controlling interests	2
Other reserves, at end of year	1,195	972
Other reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	979	984
RELX PLC shareholders	1,224	1,505
Dividends paid	(880)	(842)
Actuarial losses on defined benefit pension schemes	(155)	(137)
Fair value movements on cash flow hedges	(6)	16
Transfer to net profit from cash flow hedge reserve	22	35
Tax recognised in other comprehensive income	35	15
Increase in share based remuneration reserve (net of tax)	27	33
Bonus issue of ordinary share		(4,000)
Cancellation of bonus share		4,000
Cancellation of shares		(499)
Settlement of share awards	(34)	(33)
Put option		(103)
Disposal of non-controlling interests	2	5
Other reserves, at end of year	£ 1,214	£ 979	£ 984